Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Borrowings
Borrowing arrangements	$ 80,000	$ 80,000
Less: transaction costs	(6,751)	(6,751)
Amortization of carrying amount, net of payments made	23,249	20,996
Total borrowings	96,498	94,245
Current	53,847	53,200
Non-current	$ 42,651	$ 41,045